SCHEDULE OF DISAGGREGATES REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue from customers	$ 73,915		$ 73,915
Oil Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue from customers	$ 73,915		$ 73,915